united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street , Wilmington, DE  19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 7/31

Date of reporting period: 1/31/21

Item 1. Reports to Stockholders.

Anfield Universal Fixed Income ETF

AFIF

January 31, 2021

Semi-Annual Report

Advised by:

Regents Park Funds, LLC

4041 MacArthur Blvd., Suite 155

Newport Beach, CA 92660

RegentsParkFunds.com

1-866-866-4848

Distributed by Northern Lights Distributors, LLC

Member FINRA

February 2021

Semi-Annual Letter to Shareholders of the Anfield Universal Fixed Income ETF (AFIF)

General Fund Update and Asset Growth

During its semi-annual period ended January 31st, 2021, the Fund navigated a fixed income environment that saw heightened volatility for interest rates, including a credit sell-off and rising interest rate environment during the first portion of the semi-annual period (i.e. September and October), and a recovery during the latter portion of the period. Over the six months ended January 31st 2021, the Fund grew by approximately $28 million to $130 million for 6-month asset growth of approximately 23%.

Update on Performance

For the fiscal semi-annual period ended January 31st, 2021, the Fund returned -0.53% net of all fees and expenses. Though the Fund is not managed to any benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index returned -0.91%, the Bloomberg Barclays Intermediate U.S. Aggregate Bond Index returned 0.17%, and the ICE BofAML US Dollar Libor 3 Month Constant Maturity Indexed returned 0.13% over this same period.

For the period of August 2020 through January 2021, the Fund experienced mixed performance. From August through October 2020, the Fund underperformed its peers, primarily resulting from the equity market sell-off in September resulting in a negative month for credit markets. Specifically, during this period the Fund’s allocation to mortgages and other asset backed securities contributed to the portfolio’s overall underperformance relative to peers and the benchmarks. During this same period, the Fund’s exposure to Treasuries through Treasury futures saw relative outperformance.

For the period of October 2020 through January 2021, the Fund saw marked improvement in key portions of its portfolio, though past performance does not guarantee future results. This improvement was due in large part thanks to the recovery of equity markets which aided the Fund’s allocations to Investment Grade and High Yield credit positions. However, during this period the Fund’s allocations to Treasuries through Treasury futures was an overall net detractor to performance as yields on both the 10-Year and 30-Year Treasury instruments increased.

Current Positioning

Looking forward, we continue to emphasize high quality, yield-enhancing corporate credit, mortgage-backed and asset backed security allocations. Our team continues to favor the front-end of the yield curve as we do not believe the risk-adjusted compensation is adequate enough to extend further out and take on additional risk. Our team continues to believe in the potential for more spread volatility resulting from the coronavirus fallout, political and legislative headlines, or even a general pullback in bond prices due to valuations and the strong performance of 2020.

On behalf of the entire staff at Anfield Capital Management, we thank you for your continued support.

David Young, CFA

CEO & Founder

The views in this report are those of the Fund’s management. This report contains certain forward-looking statements about factors that may affect the performance of the Fund in the future. These statements are based on the Fund’s management’s predictions and expectations concerning certain future events such as the performance of the economy as a whole and of specific industry sectors. Management believes these forward-looking statements are reasonable, although they are inherently uncertain and difficult to predict.

4389-NLD-2/25/2021

Anfield Universal Fixed Income ETF
PORTFOLIO REVIEW (Unaudited)
January 31, 2021

Average Annual Total Return through January 31, 2021*, as compared to its benchmark:

			Since
	Six Month	One Year	Inception ***
Anfield Universal Fixed Income ETF - NAV	(0.53)%	1.04%	0.79%
Anfield Universal Fixed Income ETF - Market Price	(0.63)%	0.72%	0.74%
ICE BofA Merrill Lynch US Dollar LIBOR 3-Month Constant Maturity Index **	0.13%	0.91%	1.83%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least December 1, 2021 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.30% of average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. The Fund’s total annual operating expenses after fee waiver and expense reimbursement including underlying fund fees is 1.21% and without waiver or reimbursement the gross expenses and fees including underlying fees is 1.21%, per the most recent prospectus. Please review the Fund’s most recent prospectus for more detail on the expense waiver.

The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

**	The ICE BofA Merrill Lynch US Dollar LIBOR 3-Month Constant Maturity Index is designed to track the performance of a synthetic asset paying LIBOR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

***	As of the close of business on the day of commencement of trading on September 18, 2018.

Portfolio Composition as of January 31, 2021:

Top 10 Industry/Asset Class Allocations	% of Net Assets
Collateralized Mortgage Obligations	11.9%
Automotive	9.4%
Banking	9.0%
Debt Funds	8.4%
Electric Utilities	7.7%
Telecommunications	7.4%
Oil & Gas Producers	5.1%
Chemicals	4.0%
Biotechnology & Pharmaceuticals	3.9%
Technology Hardware	3.0%
Other Assets Less Liabilities	30.2%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2021

Shares						Fair Value

	EXCHANGE TRADED FUNDS - 8.4%
	DEBT FUNDS - 8.4%
45,752	iShares Core U.S. Aggregate Bond ETF					$5,367,167
61,496	Vanguard Total Bond Market ETF					5,376,595
	TOTAL EXCHANGE TRADED FUNDS (Cost $10,728,992)					10,743,762

Par Value		Coupon Rate (%)	Maturity	Spread	Rate

	COLLATERALIZED MORTGAGE OBLIGATIONS - 11.9%
$1,031,656	Fannie Mae Interest Strip *	5.0000	4/25/2036			160,552
1,412,413	Fannie Mae Interest Strip *	5.0000	7/25/2036			225,859
253,319	Fannie Mae Interest Strip *	5.0000	10/25/2036			41,626
182,721	Fannie Mae Interest Strip *	5.5000	12/25/2033			29,071
2,978,194	Fannie Mae Interest Strip *	5.5000	11/25/2036			590,665
143,726	Fannie Mae Interest Strip *	5.5000	7/25/2037			25,142
1,951,193	Fannie Mae Interest Strip *	5.5000	11/25/2040			368,322
114,320	Fannie Mae Interest Strip *#	6.0000	7/25/2034			20,150
152,581	Fannie Mae Interest Strip *	6.0000	6/25/2036			31,624
230,592	Fannie Mae Interest Strip *	6.0000	1/25/2038			45,384
185,605	Fannie Mae Interest Strip *	6.0000	2/25/2038			37,141
1,432,299	Fannie Mae Interest Strip *	6.0000	5/25/2039			307,480
264,498	Fannie Mae Interest Strip *#	6.0000	5/25/2036			57,680
283,392	Fannie Mae Interest Strip *#	6.5000	9/25/2035			55,995
220,427	Fannie Mae Interest Strip *#	6.5000	11/25/2035			38,909
492,744	Fannie Mae Interest Strip *	8.0000	11/25/2027			68,227
9,081,930	Fannie Mae REMICS *~	0.1500	2/25/2038	Monthly US LIBOR	+6.45%	40,964
2,514,068	Fannie Mae REMICS *~	0.5100	4/25/2036	Monthly US LIBOR	+0.38%	98,704
2,678,996	Fannie Mae REMICS *~	0.5200	7/25/2036	Monthly US LIBOR	+0.39%	94,940
143,266	Fannie Mae REMICS *	4.0000	3/25/2041			17,552
2,789,627	Fannie Mae REMICS *	4.5000	2/25/2043			417,635
351,094	Fannie Mae REMICS *	4.5000	10/25/2048			32,012
5,884,294	Fannie Mae REMICS *	5.0000	10/25/2041			702,119
2,651,547	Fannie Mae REMICS *	5.0000	9/25/2042			458,115
507,174	Fannie Mae REMICS *~	5.0000	10/25/2034			84,524
1,540,030	Fannie Mae REMICS *~	5.4200	8/25/2042	Monthly US LIBOR	+5.55%	256,891
194,057	Fannie Mae REMICS *	5.5000	10/25/2040			26,500
701,358	Fannie Mae REMICS *	5.5000	12/25/2043			115,367
391,092	Fannie Mae REMICS *~	5.5000	7/25/2033	Monthly US LIBOR	+38.50%	69,052
570,892	Fannie Mae REMICS *~	5.8520	10/25/2043	Monthly US LIBOR	+6.00%	91,201
3,297,555	Fannie Mae REMICS *~	5.8700	7/25/2038	Monthly US LIBOR	+6.00%	601,946
615,287	Fannie Mae REMICS *~	5.9000	12/25/2040	Monthly US LIBOR	+6.03%	133,601
123,860	Fannie Mae REMICS *~	5.9020	10/25/2035	Monthly US LIBOR	+6.05%	22,916
686,203	Fannie Mae REMICS *~	5.9020	9/25/2039	Monthly US LIBOR	+6.05%	107,901
807,932	Fannie Mae REMICS *~	5.9200	8/25/2049	Monthly US LIBOR	+6.05%	139,381
271,142	Fannie Mae REMICS *	6.0000	5/25/2033			46,857
179,509	Fannie Mae REMICS *~	6.1200	1/25/2040	Monthly US LIBOR	+6.25%	35,860
2,068,756	Fannie Mae REMICS *~	6.1200	1/25/2045	Monthly US LIBOR	+6.25%	405,390
1,515,506	Fannie Mae REMICS *~	6.1200	8/25/2048	Monthly US LIBOR	+6.25%	271,437
434,931	Fannie Mae REMICS *~	6.1700	1/25/2038	Monthly US LIBOR	+6.30%	88,264
148,606	Fannie Mae REMICS *~	6.2520	7/25/2037	Monthly US LIBOR	+6.40%	29,904
172,076	Fannie Mae REMICS *~	6.2800	11/25/2037	Monthly US LIBOR	+6.41%	33,936
1,239,530	Fannie Mae REMICS *~	6.3900	9/25/2037	Monthly US LIBOR	+6.52%	263,895
2,778,635	Fannie Mae REMICS *~	6.3900	12/25/2041	Monthly US LIBOR	+6.52%	652,532
770,864	Fannie Mae REMICS *~	6.4200	10/25/2041	Monthly US LIBOR	+6.55%	160,998
224,395	Fannie Mae REMICS *~	6.4500	10/25/2036	Monthly US LIBOR	+6.58%	48,061
194,733	Fannie Mae REMICS *~	6.4520	7/25/2037	Monthly US LIBOR	+6.60%	36,295
160,471	Fannie Mae REMICS *~	6.4700	12/25/2036	Monthly US LIBOR	+6.60%	31,998
295,031	Fannie Mae REMICS *~	6.4950	1/25/2036	Monthly US LIBOR	+6.63%	52,850
366,616	Fannie Mae REMICS *~	6.5020	12/25/2034	Monthly US LIBOR	+6.65%	68,937
222,149	Fannie Mae REMICS *~	6.5520	10/25/2035	Monthly US LIBOR	+6.70%	45,716
129,205	Fannie Mae REMICS *~	6.5700	3/25/2036	Monthly US LIBOR	+6.70%	27,403

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2021

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	COLLATERALIZED MORTGAGE OBLIGATIONS - 11.9% (Continued)
$2,889,062	Fannie Mae REMICS *~	6.5700	3/25/2042	Monthly US LIBOR	+6.70%	$367,264
1,421,891	Fannie Mae REMICS *~	6.6300	6/25/2037	Monthly US LIBOR	+6.76%	299,862
94,506	Fannie Mae REMICS *~	7.0700	1/25/2037	Monthly US LIBOR	+7.20%	20,122
883,655	Fannie Mae REMICS *~	7.6200	2/25/2033	Monthly US LIBOR	+7.75%	194,617
170,064	Fannie Mae REMICS *~	7.8200	7/25/2031	Monthly US LIBOR	+7.95%	28,910
594,617	Freddie Mac REMICS *	3.5000	10/15/2039			44,341
121,157	Freddie Mac REMICS *	4.0000	8/15/2043			2,210
341,299	Freddie Mac REMICS *	4.0000	3/15/2045			33,393
780,762	Freddie Mac REMICS *	4.5000	9/15/2043			115,313
274,134	Freddie Mac REMICS *	4.5000	7/15/2046			6,079
424,035	Freddie Mac REMICS *	5.5000	3/15/2033			77,969
410,197	Freddie Mac REMICS *	5.5000	7/15/2039			50,308
914,484	Freddie Mac REMICS *~	5.8735	5/15/2034	Monthly US LIBOR	+6.00%	171,820
462,369	Freddie Mac REMICS *~	5.8735	5/15/2046	Monthly US LIBOR	+6.00%	79,213
649,941	Freddie Mac REMICS *~	5.8735	9/15/2046	Monthly US LIBOR	+6.00%	149,762
266,173	Freddie Mac REMICS *~	5.9035	11/15/2040	Monthly US LIBOR	+6.03%	51,118
558,750	Freddie Mac REMICS *~	5.9235	3/15/2035	Monthly US LIBOR	+6.05%	97,925
338,852	Freddie Mac REMICS *~	5.9235	8/15/2037	Monthly US LIBOR	+6.05%	61,228
405,135	Freddie Mac REMICS *~	5.9735	4/15/2037	Monthly US LIBOR	+6.10%	80,595
3,981,728	Freddie Mac REMICS *~	6.4235	3/15/2040	Monthly US LIBOR	+6.55%	887,128
254,474	Freddie Mac REMICS *~	6.4235	8/15/2042	Monthly US LIBOR	+6.55%	57,903
1,491,487	Freddie Mac REMICS *~	6.4735	10/15/2035	Monthly US LIBOR	+6.60%	310,786
149,941	Freddie Mac REMICS *~	6.5000	5/15/2032			25,014
420,340	Freddie Mac REMICS *~	6.5235	5/15/2036	Monthly US LIBOR	+6.65%	85,158
174,645	Freddie Mac REMICS *~	6.5235	11/15/2036	Monthly US LIBOR	+6.65%	37,356
358,406	Freddie Mac REMICS *~	6.5735	11/15/2034	Monthly US LIBOR	+6.70%	86,249
91,395	Freddie Mac REMICS *~	6.5735	2/15/2036	Monthly US LIBOR	+6.70%	19,759
257,183	Freddie Mac REMICS *~	6.6035	9/15/2039	Monthly US LIBOR	+6.73%	58,035
192,249	Freddie Mac REMICS *~	7.7535	6/15/2031	Monthly US LIBOR	+7.88%	41,804
78,823	Freddie Mac REMICS *~	7.7735	11/15/2032	Monthly US LIBOR	+7.90%	20,479
408,169	Freddie Mac REMICS *~	7.8735	6/15/2032	Monthly US LIBOR	+8.00%	82,488
92,421	Freddie Mac REMICS *~	7.8735	12/15/2032	Monthly US LIBOR	+8.00%	18,092
570,462	Freddie Mac Strips *#	4.0000	1/15/2043			86,824
1,371,855	Freddie Mac Strips *#	4.0000	10/15/2047			208,329
347,632	Freddie Mac Strips *	4.5000	9/15/2035			50,676
306,608	Freddie Mac Strips *	4.5000	5/15/2040			46,753
492,261	Freddie Mac Strips *	5.0000	4/15/2036			85,975
812,402	Freddie Mac Strips *	5.0000	9/15/2036			150,587
897,106	Freddie Mac Strips *	5.5000	12/15/2036			165,889
90,245	Freddie Mac Strips *	6.0000	8/15/2036			18,460
222,061	Freddie Mac Strips *	7.0000	3/15/2032			51,461
379,201	Freddie Mac Strips *	8.0000	8/1/2027			65,997
707,321	Government National Mortgage Association *#	2.9127	2/20/2040			60,647
208,186	Government National Mortgage Association *	3.5000	1/20/2043			34,158
421,923	Government National Mortgage Association *	3.5000	10/20/2046			58,878
309,273	Government National Mortgage Association *	4.0000	3/16/2041			32,531
2,526,785	Government National Mortgage Association *	4.0000	8/20/2043			234,684
256,053	Government National Mortgage Association *	4.0000	10/20/2044			20,258
2,530,050	Government National Mortgage Association *	4.0000	11/20/2044			259,129
227,312	Government National Mortgage Association *	4.0000	6/20/2045			19,527
1,187,245	Government National Mortgage Association *	4.0000	7/20/2045			92,006
604,590	Government National Mortgage Association *	4.0000	1/20/2048			80,483
223,212	Government National Mortgage Association *~	4.0491	7/20/2037	Monthly US LIBOR	+4.18%	24,450
937,564	Government National Mortgage Association *~	5.4691	5/20/2045	Monthly US LIBOR	+5.60%	170,396
628,067	Government National Mortgage Association *~	5.4711	6/16/2044	Monthly US LIBOR	+5.60%	127,819
355,533	Government National Mortgage Association *	5.5000	5/16/2047			50,495
539,414	Government National Mortgage Association *	5.5000	9/20/2048			75,270
802,583	Government National Mortgage Association *	5.5000	10/20/2048			137,699
853,408	Government National Mortgage Association *~	5.5191	1/20/2046	Monthly US LIBOR	+5.65%	158,003
192,363	Government National Mortgage Association *~	5.8191	6/20/2039	Monthly US LIBOR	+5.95%	27,389

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2021

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	COLLATERALIZED MORTGAGE OBLIGATIONS - 11.9% (Continued)
$134,377	Government National Mortgage Association *~	5.8691	9/20/2040	Monthly US LIBOR	+6.00%	$26,564
242,209	Government National Mortgage Association *~	5.9211	11/16/2040	Monthly US LIBOR	+6.05%	46,997
169,651	Government National Mortgage Association *~	5.9691	11/20/2043	Monthly US LIBOR	+6.10%	33,776
351,661	Government National Mortgage Association *~	5.9691	4/20/2044	Monthly US LIBOR	+6.10%	68,691
348,129	Government National Mortgage Association *~	5.9691	1/20/2046	Monthly US LIBOR	+6.10%	71,977
213,524	Government National Mortgage Association *~	6.1191	6/20/2038	Monthly US LIBOR	+6.25%	44,724
226,266	Government National Mortgage Association *~	6.1211	6/16/2038	Monthly US LIBOR	+6.25%	43,256
178,332	Government National Mortgage Association *~	6.1391	4/20/2038	Monthly US LIBOR	+6.27%	637
140,065	Government National Mortgage Association *~	6.3291	2/20/2038	Monthly US LIBOR	+6.46%	23,968
209,435	Government National Mortgage Association *~	6.3391	3/20/2038	Monthly US LIBOR	+6.47%	32,278
1,712,338	Government National Mortgage Association *~	6.3591	2/20/2038	Monthly US LIBOR	+6.49%	354,372
228,967	Government National Mortgage Association *~	6.3711	1/16/2038	Monthly US LIBOR	+6.50%	47,407
338,195	Government National Mortgage Association *~	6.4211	7/16/2039	Monthly US LIBOR	+6.55%	38,210
350,030	Government National Mortgage Association *~	6.5611	11/16/2041	Monthly US LIBOR	+6.69%	79,037
692,517	Government National Mortgage Association *~	6.9691	6/20/2034	Monthly US LIBOR	+7.10%	144,488
109,329	Government National Mortgage Association *~	7.1691	12/20/2038	Monthly US LIBOR	+7.30%	19,129
33,506	Government National Mortgage Association *~	26.8556	12/16/2034	Monthly US LIBOR	+27.50%	60,595
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,612,659)					15,308,660

	CORPORATE BONDS - 78.0%
	AEROSPACE & DEFENSE - 1.6%
2,010,000	Howmet Aerospace, Inc.	5.8700	2/23/2022			2,100,450

	ASSET MANAGEMENT - 0.6%
805,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.2500	2/1/2022			806,208

	AUTOMOTIVE - 9.4%
590,000	Banque PSA Finance SA ^	5.7500	4/4/2021			595,300
300,000	Daimler Finance North America LLC ~^	0.6436	2/12/2021	Quarterly US LIBOR	+0.43%	300,036
150,000	Daimler Finance North America LLC ~^	0.6626	2/22/2021	Quarterly US LIBOR	+0.45%	150,042
125,000	Daimler Finance North America LLC ^	3.0000	2/22/2021			125,191
450,000	Ford Motor Credit Co. LLC ~	1.2958	8/3/2022	Quarterly US LIBOR	+1.08%	441,628
500,000	Ford Motor Credit Co. LLC	2.7500	12/20/2022			498,320
500,000	Ford Motor Credit Co. LLC	3.0960	5/4/2023			505,938
270,000	Ford Motor Credit Co. LLC	3.3360	3/18/2021			270,650
250,000	Ford Motor Credit Co. LLC	3.3500	11/1/2022			254,328
600,000	Ford Motor Credit Co. LLC	3.3700	11/17/2023			613,320
485,000	Ford Motor Credit Co. LLC	3.4700	4/5/2021			487,122
200,000	Ford Motor Credit Co. LLC	3.6500	11/20/2023			198,918
750,000	Ford Motor Credit Co. LLC	3.8100	1/9/2024			776,250
689,000	Ford Motor Credit Co. LLC	3.8130	10/12/2021			698,043
480,000	Ford Motor Credit Co. LLC	4.1400	2/15/2023			495,600
890,000	Ford Motor Credit Co. LLC	5.7500	2/1/2021			890,000
1,250,000	Ford Motor Credit Co. LLC	5.8750	8/2/2021			1,275,000
265,000	General Motors Co. ~	1.1300	9/10/2021	Quarterly US LIBOR	+0.90%	265,669
582,000	General Motors Financial Co., Inc.	3.2000	7/6/2021			587,312
250,000	General Motors Financial Co., Inc.	3.5500	7/8/2022			260,422
87,000	General Motors Financial Co., Inc.	4.2000	3/1/2021			87,000
1,250,000	General Motors Financial Co., Inc.	4.2000	11/6/2021			1,285,341
500,000	Harley-Davidson Financial Services, Inc. ^	3.5500	5/21/2021			504,742
500,000	Harley-Davidson Financial Services, Inc. ^	4.0500	2/4/2022			517,433
						12,083,605
	BANKING - 9.0%
860,000	Barclays Bank PLC ^	10.1790	6/12/2021			889,800
650,000	BBVA Bancomer SA ^	6.7500	9/30/2022			703,625
4,000,000	BNP Paribas SA #^	7.6250	3/30/2021	5 Year Swap Rate	+6.31%	4,032,500
227,000	BPCE SA	2.7500	12/2/2021			231,698
476,000	CIT Group, Inc.	4.1250	3/9/2021			476,476
150,000	CIT Group, Inc.	5.0000	8/15/2022			158,841
1,000,000	CIT Group, Inc. #	5.8000	6/15/2022	Quarterly US LIBOR	+3.97%	1,017,250

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2021

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	CORPORATE BONDS - 78.0% (Continued)
	BANKING - 9.0% (Continued)
$488,000	Citigroup, Inc. #	5.9500	1/30/2023	Quarterly US LIBOR	+4.07%	$514,051
200,000	Deutsche Bank AG	4.2500	10/14/2021			205,030
131,000	Deutsche Bank AG/New York NY	4.2500	2/4/2021			131,026
550,000	Deutsche Bank AG/New York NY	5.0000	2/14/2022			574,094
1,463,000	First Horizon National Corp.	3.5500	5/26/2023			1,553,614
250,000	JPMorgan Chase & Co. #	4.0144	2/1/2021	Quarterly US LIBOR	+3.80%	250,546
749,000	Wells Fargo & Co.	2.1000	7/26/2021			755,855
						11,494,406
	BEVERAGES - 0.9%
161,000	Coca-Cola European Partners PLC	3.2500	8/19/2021			162,349
191,000	Heineken NV ^	3.4000	4/1/2022			197,343
743,000	Keurig Dr. Pepper, Inc.	3.5510	5/25/2021			750,693
						1,110,385
	BIOTECHNOLOGY & PHARMACEUTICALS - 3.9%
250,000	Bayer US Finance II LLC ~^	0.8810	6/25/2021	Quarterly US LIBOR	+0.63%	250,484
110,000	Bayer US Finance II LLC ^	2.7500	7/15/2021			111,222
451,000	Bayer US Finance II LLC ^	3.5000	6/25/2021			455,586
100,000	Bristol-Myers Squibb Co.	2.5500	5/14/2021			100,661
1,358,000	Teva Pharmaceutical Finance IV BV	3.6500	11/10/2021			1,381,867
2,496,000	Teva Pharmaceutical Finance Netherlands III BV	2.2000	7/21/2021			2,498,464
190,000	Zoetis, Inc. ~	0.6638	8/20/2021	Quarterly US LIBOR	+0.44%	190,516
						4,988,800
	CABLE & SATELLITE - 1.8%
900,000	CSC Holdings LLC	5.8750	9/15/2022			950,062
250,000	CSC Holdings LLC	6.7500	11/15/2021			260,469
1,036,000	Time Warner Cable LLC	4.0000	9/1/2021			1,048,384
						2,258,915
	CHEMICALS - 4.0%
420,000	Air Liquide Finance SA ^	1.7500	9/27/2021			423,738
4,233,000	DuPont de Nemours, Inc.	2.1690	5/1/2023			4,260,893
415,000	Monsanto Co.	2.7500	7/15/2021			419,343
						5,103,974
	CONTAINERS & PACKAGING - 2.0%
2,184,000	Ball Corp.	5.0000	3/15/2022			2,285,392
277,000	Graphic Packaging International LLC	4.8750	11/15/2022			290,785
						2,576,177
	DIVERSIFIED INDUSTRIALS - 0.2%
250,000	General Electric Co. #	3.5536	3/15/2021	Quarterly US LIBOR	+3.33%	236,448
63,000	General Electric Co.	5.3000	2/11/2021			63,074
						299,522
	ELECTRIC UTILITIES - 7.7%
400,000	Electricite de France SA #^	5.2500	1/29/2049	10 Year Swap Rate	+3.71%	420,000
1,050,000	Enel Finance International NV ^	2.8750	5/25/2022			1,082,749
1,998,000	FirstEnergy Corp.	2.8500	7/15/2022			2,036,457
2,111,000	FirstEnergy Corp.	4.2500	3/15/2023			2,220,825
578,000	PPL WEM Ltd. / Western Power Distribution PLC ^	5.3750	5/1/2021			580,086
700,000	Puget Energy, Inc.	5.6250	7/15/2022			741,993
700,000	Puget Energy, Inc.	6.0000	9/1/2021			722,020
1,000,000	Sempra Energy ~	0.6665	3/15/2021	Quarterly US LIBOR	+0.45%	1,000,526
1,000,000	Southern Co.	2.3500	7/1/2021			1,007,227
						9,811,883
	ENTERTAINMENT CONTENT - 0.4%
500,000	TWDC Enterprises 18 Corp.	2.3000	2/12/2021			500,288

	FOOD - 1.4%
1,119,000	Campbell Soup Co. ~	0.8465	3/15/2021	Quarterly US LIBOR	+0.63%	1,119,768
222,000	Campbell Soup Co.	3.3000	3/15/2021			222,812
350,000	Conagra Brands, Inc.	9.7500	3/1/2021			352,330
94,000	Kraft Heinz Foods Co. ~	0.7759	2/10/2021	Quarterly US LIBOR	+0.57%	94,008
						1,788,918

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2021

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	CORPORATE BONDS - 78.0% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 0.5%
$500,000	CVS Health Corp.	3.3500	3/9/2021			$501,530
98,000	Fresenius Medical Care US Finance II, Inc. ^	5.8750	1/31/2022			103,119
						604,649
	HOUSEHOLD PRODUCTS - 0.3%
385,000	Edgewell Personal Care Co.	4.7000	5/24/2022			401,723

	INSTITUTIONAL FINANCIAL SERVICES - 0.8%
474,000	Bank of New York Mellon Corp. ~	3.6586	3/30/2021	Quarterly US LIBOR	+3.42%	471,064
222,000	Goldman Sachs Group, Inc. #	4.1279	2/5/2021	Quarterly US LIBOR	+3.93%	221,512
325,000	GS Finance Corp.	1.1000	4/29/2021			324,681
						1,017,257
	INSURANCE - 0.5%
68,000	Aon PLC	2.8000	3/15/2021			68,921
150,000	Jackson National Life Global Funding ~^	0.7006	6/11/2021	Quarterly US LIBOR	+0.48%	150,239
196,000	MetLife, Inc. #	3.7915	4/5/2021	Quarterly US LIBOR	+3.58%	196,490
184,000	Nationwide Financial Services, Inc. ^	5.3750	3/25/2021			185,375
						601,025
	INTERNET MEDIA & SERVICES - 3.0%
1,950,000	Netflix, Inc.	5.3750	2/1/2021			1,950,000
1,794,000	Netflix, Inc.	5.5000	2/15/2022			1,880,336
						3,830,336
	LEISURE FACILITIES & SERVICES - 3.0%
732,000	Carnival Corp.	7.2000	10/1/2023			744,810
1,000,000	Marriott International, Inc. ~	0.8759	3/8/2021	Quarterly US LIBOR	+0.65%	1,000,274
625,000	Marriott International, Inc.	2.1250	10/3/2022			633,642
500,000	Marriott International, Inc.	2.3000	1/15/2022			506,680
65,000	Marriott International, Inc.	2.8750	3/1/2021			64,976
345,000	Marriott International, Inc.	3.2500	9/15/2022			355,217
537,000	Starbucks Corp.	2.1000	2/4/2021			537,057
						3,842,656
	MACHINERY - 0.2%
288,000	Trane Technologies Global Holding Co. Ltd.	2.9000	2/21/2021			288,423

	MEDICAL EQUIPMENT & DEVICES - 0.4%
100,000	Fresenius US Finance II, Inc. ^	4.2500	2/1/2021			100,000
395,000	Fresenius US Finance II, Inc.	4.2500	2/1/2021			395,000
						495,000
	OIL & GAS PRODUCERS - 5.1%
658,000	DCP Midstream Operating LP ^	4.7500	9/30/2021			667,459
401,000	Energy Transfer Operating LP	3.6000	2/1/2023			419,343
500,000	Energy Transfer Operating LP	4.2500	3/15/2023			530,295
1,401,000	Energy Transfer Operating LP	5.2000	2/1/2022			1,448,391
1,000,000	Petrobras Global Finance BV	4.3750	5/20/2023			1,073,760
883,000	Plains All American Pipeline LP / PAA Finance Corp.	3.6500	6/1/2022			909,497
1,500,000	Sunoco Logistics Partners Operations LP	4.4000	4/1/2021			1,504,773
						6,553,518
	PUBLISHING & BROADCASTING - 0.3%
315,000	Discovery Communications LLC	3.3000	5/15/2022			324,765
26,000	Pearson Funding PLC ^	3.2500	5/8/2023			26,757
						351,522
	REAL ESTATE INVESTMENT TRUSTS (REITs) - 2.0%
850,000	American Tower Trust #1 ^	3.0700	3/15/2023			865,190
620,000	Boston Properties LP	4.1250	5/15/2021			620,803
164,000	Office Properties Income Trust	4.0000	7/15/2022			168,230
193,000	SBA Communications Corp.	4.0000	10/1/2022			195,369
758,000	SBA Tower Trust ^	3.7220	4/11/2023			777,388
						2,626,980
	SOFTWARE - 2.1%
2,681,000	NortonLifeLock, Inc.	3.9500	6/15/2022			2,741,323

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2021

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	CORPORATE BONDS - 78.0% (Continued)
	SPECIALTY FINANCE - 1.3%
$150,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.4500	12/16/2021			$154,411
605,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.5000	5/15/2021			611,569
200,000	Ally Financial, Inc.	4.1250	2/13/2022			207,251
100,000	Discover Financial Services	3.7000	6/15/2022			99,112
90,000	Discover Financial Services	4.0000	5/15/2023			89,937
200,000	Engie SA ^	2.8750	10/10/2022			207,516
350,000	General Motors Financial Co., Inc. ~	1.0748	4/9/2021	Quarterly US LIBOR	+0.85%	350,348
						1,720,144
	TECHNOLOGY HARDWARE - 3.0%
1,353,000	Dell, Inc.	4.6250	4/1/2021			1,361,456
2,392,000	EMC Corp.	3.3750	6/1/2023			2,491,483
						3,852,939
	TECHNOLOGY SERVICES - 0.6%
62,000	IBM Credit LLC	2.6500	2/5/2021			62,013
100,000	Nielsen Co. Luxembourg SARL ^	5.5000	10/1/2021			100,532
550,000	Nielsen Finance LLC / Nielsen Finance Co. ^	5.0000	4/15/2022			551,650
						714,195
	TELECOMMUNICATIONS - 7.4%
2,000,000	Deutsche Telekom International Finance BV	1.9500	9/19/2021			2,015,916
2,643,000	Sprint Corp.	7.2500	9/15/2021			2,733,523
103,125	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC ^	3.3600	9/20/2021			104,199
2,400,000	Telecom Italia SpA/Milano ^	5.3030	5/30/2024			2,612,400
777,000	Telefonica Emisiones SA	5.4620	2/16/2021			778,541
1,257,000	T-Mobile USA, Inc.	4.0000	4/15/2022			1,292,786
						9,537,365
	TOBACCO & CANNABIS - 1.9%
851,000	Altria Group, Inc.	4.7500	5/5/2021			860,808
785,000	Imperial Brands Finance PLC ^	3.5000	2/11/2023			822,403
605,000	Imperial Brands Finance PLC ^	3.7500	7/21/2022			629,496
80,000	Imperial Brands Finance PLC	3.7500	7/21/2022			83,239
						2,395,946
	TRANSPORTATION & LOGISTICS - 2.7%
1,037,552	Continental Airlines 2010-1 Class A Pass Through Trust	5.9830	4/19/2022			1,064,049
700,000	Delta Air Lines, Inc.	2.9000	10/28/2024			687,976
735,000	Delta Air Lines, Inc.	3.4000	4/19/2021			738,164
71,000	Norfolk Southern Corp.	9.0000	3/1/2021			71,433
882,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. ^	3.3000	4/1/2021			884,149
						3,445,771
	TOTAL CORPORATE BONDS (Cost $99,704,623)					99,944,303

	TERM LOAN - 0.8%
1,000,000	Aramark Services, Inc. ~					995,000
	TOTAL TERM LOAN (Cost $986,347)					995,000

	TOTAL INVESTMENTS - 99.1% (Cost $127,032,621)					$126,991,725
	OTHER ASSETS LESS LIABILITIES - 0.9%					1,121,093
	TOTAL NET ASSETS - 100.0%					$128,112,818

ETF - Exchange Traded Fund

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduits

*	Interest Only Securities

#	Variable Rate Securities

~	Floating Rate Securities

^	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 15.71% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
January 31, 2021

FUTURES CONTRACTS

Number of				Unrealized
Contracts		Counterparty	Notional Value **	Depreciation
	LONG FUTURES CONTRACTS
50	US 10 Year Treasury Note Future March 2021	Interactive Brokers	$6,851,550	$(39,075)
25	US Long Bond Future March 2021	Interactive Brokers	4,217,975	(129,681)
	Net Unrealized Depreciation on Futures Contracts			$(168,756)

**	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2021

ASSETS
Investment securities:
At cost	$127,032,621
At fair value	$126,991,725
Cash	1,384,891
Dividends and interest receivable	1,439,356
Deposits for futures contracts	780,236
Receivable for Fund shares sold	31,521
Prepaid expenses and other assets	4,079
TOTAL ASSETS	130,631,808

LIABILITIES
Payable for securities purchased	2,246,892
Net unrealized depreciation on futures contracts	168,756
Investment advisory fees payable	79,284
Payable to related parties	6,652
Accrued expenses and other liabilities	17,406
TOTAL LIABILITIES	2,518,990
NET ASSETS	$128,112,818

Composition of Net Assets:
Paid in capital	$129,310,651
Accumulated losses	(1,197,833)
NET ASSETS	$128,112,818

Net Asset Value Per Share:
Net Assets	$128,112,818
Shares of beneficial interest outstanding (a)	13,150,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.74

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended January 31, 2021

INVESTMENT INCOME
Dividends	$113,647
Interest	1,143,705
TOTAL INVESTMENT INCOME	1,257,352

EXPENSES
Investment advisory fees	433,526
Administration fees	73,141
Custodian fees	12,986
Audit fees	9,956
Legal fees	9,197
Insurance expense	6,440
Trustees fees and expenses	6,019
Transfer agent fees	5,830
Printing and postage expenses	4,537
Compliance officer fees	4,195
Other expenses	9,423
TOTAL EXPENSES	575,250

NET INVESTMENT INCOME	682,102

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized loss from investments and options purchased	(277,491)
Net realized gain from redemptions in-kind	96,390
Net realized loss from futures contracts	(179,874)
Net change in unrealized depreciation on investments and options purchased	(571,510)
Net change in unrealized depreciation on futures contracts	(372,024)
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS	(1,304,509)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(622,407)

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2021	Year Ended
	(Unaudited)	July 31, 2020
FROM OPERATIONS
Net investment income	$682,102	$568,718
Net realized loss from investments and options purchased	(277,491)	(639,937)
Net realized gain from redemptions in-kind	96,390	73,861
Net realized gain (loss) from futures contracts	(179,874)	267,573
Net change in unrealized appreciation (depreciation) on investments	(571,510)	927,508
Net change in unrealized appreciation (depreciation) on futures contracts	(372,024)	203,268
Net increase (decrease) in net assets resulting from operations	(622,407)	1,400,991

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(790,220)	(546,035)
Net decrease in net assets from distribution to shareholders	(790,220)	(546,035)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	41,569,359	112,215,368
Payments for shares redeemed	(33,800,328)	(19,114,867)
Net increase in net assets from shares of beneficial interest	7,769,031	93,100,501

TOTAL INCREASE IN NET ASSETS	6,356,404	93,955,457

NET ASSETS
Beginning of the period	121,756,414	27,800,957
End of the period	$128,112,818	$121,756,414

SHARE ACTIVITY
Shares sold	4,250,000	11,500,000
Shares redeemed	(3,450,000)	(1,975,000)
Net increase in shares of beneficial interest outstanding	800,000	9,525,000

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods

	For the
	Six Months Ended		For the	For the
	January 31, 2021		Year Ended	Period Ended
	(Unaudited)		July 31, 2020	July 31, 2019 *

Net asset value, beginning of period	$9.86		$9.84	$10.00
Activity from investment operations:
Net investment income (a)	0.06		0.12	0.22
Net realized and unrealized gain (loss) on investments	(0.11)		0.01	(0.17)
Total from investment operations	(0.05)		0.13	0.05
Less distributions from:
Net investment income	(0.07)		(0.11)	(0.20)
Net realized gains	—		—	(0.01)
Total distributions	(0.07)		(0.11)	(0.21)
Net asset value, end of period	$9.74		$9.86	$9.84
Market price, end of period	$9.73		$9.86	$9.88
Total return (b)(c)	(0.53	)% (i)	1.88%	0.52	% (i)(j)
Market price total return	(0.63	)% (i)	1.47%	0.53	% (i)
Net assets, at end of period (000)s	$128,113		$121,756	$27,801
Ratio of gross expenses to average net assets (d)(e)	0.99	% (k)	1.23%	1.30	% (k)
Ratio of net expenses to average net assets (e)(f)	0.99	% (k)	1.21%	0.95	% (k)
Ratio of net investment income to average net assets (g)	1.18	% (k)	1.21%	2.56	% (k)
Portfolio Turnover Rate (h)	83	% (i)	227%	330	% (i)

*	The Anfield Universal Fixed Income ETF commenced operations on September 17, 2018.

(a)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent fee waiver/expense reimbursement.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e)	Does not include the expenses of other investment companies in which the fund invests.

(f)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements by the Adviser.

(g)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(h)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

(i)	Not annualized.

(j)	Represents total return based on net asset values per share from commencement of investment operations on September 17, 2018 through July 31, 2019. Total return based on net asset value per share, as of the close of business on the day of commencement of trading on the BATS on September 18, 2018 through July 31, 2019 was 0.52%.

(k)	Annualized.

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
January 31, 2021

1.	ORGANIZATION

The Anfield Universal Fixed Income ETF (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on September 17, 2018. The Fund’s investment objective is to seek current income. The Fund is an actively managed ETF that normally invests at least 80% of its net assets, including any borrowings for investment purposes, in a diversified portfolio of fixed income instruments.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board’s (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities (other than short -term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short - term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security- specific fair value. The Board has also engaged a third party valuation firm, as needed, to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Exchange Traded Funds (“ETFs”) – The Fund may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2021

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the consolidated statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2021

Fair Valuation Process – The applicable investments are valued collectively via inputs from each group within the fair value committee. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non- traded securities are valued via inputs from the Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed- end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2021

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2021, for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$10,743,762	$—	$—	$10,743,762
Collateralized Mortgage Obligations	—	15,308,660	—	15,308,660
Corporate Bonds	—	99,944,303	—	99,944,303
Term Loan	—	995,000	—	995,000
Total	$10,743,762	$116,247,963	$—	$126,991,725

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts **	$168,756	$—	$—	$168,756

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investments for classifications.

**	Net unrealized appreciation (depreciation) of futures contracts is reported in the above table.

Offsetting of Financial Assets and Derivative Assets

The Fund’s policy is to recognize a net asset or liability equal to the net variation margin for futures contracts. During the six months ended January 31, 2021, the Fund was not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at January 31, 2021 for the Fund.

Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
Net Amounts of
		Gross Amounts	Liabilities
	Gross Amounts of	Offset in the	Presented in the
	Recognized	Statement of	Statement of	Financial	Cash Collateral
Description	Liabilities	Assets & Liabilities	Assets & Liabilities	Instruments	Pledged *	Net Amount
Futures Contracts	$(168,756)	$—	$(168,756)	$—	$168,756	$—
Total	$(168,756)	$—	$(168,756)	$—	$168,756	$—

*	Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amounts and fluctuate in value. Total cash collateral pledged for futures contracts is $780,236.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The derivative instruments outstanding as of January 31, 2021 as disclosed in the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2021

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of January 31, 2021:

	Asset Derivatives
Contract Type/Primary Risk Exposure	Balance Sheet Location	Fair Value
Futures contracts - Interest Rate Risk	Net unrealized depreciation on futures contracts	$(168,756)

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations as of January 31, 2021:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Futures contracts	Net realized loss from futures contracts;
Net change in unrealized depreciation on futures contracts
Options purchased	Net realized loss from investments and options purchased;
Net change in unrealized depreciation on investments and options purchased

The following is a summary of the Fund’s realized gain (loss) and unrealized appreciation (depreciation) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the six months ended January 31, 2021:

Realized gain/(loss) on derivatives recognized in the Statement of Operations
Derivative Investment Type	Interest Rate Risk	Total for the Six Months Ended January 31, 2021
Futures contracts	$(372,024)	$(372,024)
Options purchased	(34,375)	(34,375)

Net change in unrealized appreciation/(depreciation) on derivatives recognized in the
Statement of Operations
Derivative Investment Type	Interest Rate Risk	Total for the Six Months Ended January 31, 2021
Futures contracts	$(179,874)	$(179,874)
Options purchased	(46,250)	(46,250)

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Due from broker, if any, balance is comprised of margin balance held at the broker.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed monthly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2021

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filed for open tax years ended July 31, 2019 to July 31, 2020, or expected to be taken in the Fund’s July 31, 2021 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended January 31, 2021, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Fund amounted to $101,686,382 and $89,326,653. For the six months ended January 31, 2021, cost of purchases and proceeds from sales of in-kind transactions for the Fund amounted to $42,368,433 and $34,454,211.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Regents Park Funds, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, subject to the authority of the Board, is responsible for managing the day to day operations of the Fund, including: selecting the overall investment strategies; monitoring and evaluating Sub-Adviser (as defined below) performance; and providing related administrative services and facilities. Anfield Group, LLC (“Anfield Group”), which is wholly owned by the David Young and Sandra G. Glain Family Trust, wholly owns the Adviser. As compensation for its services, the Fund pays to the Adviser an advisory fee (computed daily and paid monthly) at an annual rate of 0.75% of its average daily net assets. For the six months ended January 31, 2021 the Fund incurred advisory fees of $433,526.

The Adviser has engaged Anfield Capital Management, LLC (“Anfield” or the “Sub- Adviser”) to serve as Sub-Adviser to the Fund. Anfield Group owns a 92% majority interest in Anfield. The Sub-Adviser is an affiliate of the Adviser. The Sub-Adviser, with respect to the portion of the Fund’s assets allocated to the Sub-Adviser, is responsible for selecting investments and assuring that investments are made in accordance with the Fund’s investment objective, policies and restrictions. The Adviser compensates the Sub-Adviser for its services from the management fees received from the Fund, which are computed and accrued daily and paid monthly and does not impact the financial statements of the Fund.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2021

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least December 1, 2021 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.30% of average daily net assets. This Agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. The expense limit in effect prior to its expiration on September 1, 2019 was 0.95%. If the Adviser waives any fee or reimburses any expense pursuant to its Agreement, and the Fund’s operating expenses are subsequently less than 1.30% of average daily net assets, the Adviser will be entitled to recoupment from the Fund for such waived fees or reimbursed expenses provided that such recoupment does not cause the Fund’s expenses to exceed the expense limitation in effect at the time of the waiver or reimbursement by the Adviser, which was 0.95% for the period prior to September 1, 2019 and 1.30% on or after September 1, 2019. If the Fund’s operating expenses subsequently exceed 1.30% per annum of average daily net assets recoupments shall be suspended. No recoupment amount will be paid to the Adviser in any fiscal quarter unless the Board has determined in advance that such recoupment is in the best interest of the Fund and its shareholders.

During the six months ended January 31, 2021, the Advisor did not have any waived management fees. The Adviser can recoup waived fees and reimbursed expenses of $118,747 until July 31, 2022 and $12,741 until July 31, 2023.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to Northern Lights Distributors (“NLD” or “the distributor”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS and are not paid any fees directly by the Fund for servicing in such capacities.

BluGiant, LLC (“BluGiant”), BluGiant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2021

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

	Minimum Additional	Maximum Additional
Fee for In-Kind and	Variable Charge for	Variable Charge for
Cash Purchases	Cash Purchases*	Cash Purchases*
$150	20 bps	200 bps

*	As a percentage of the amount invested.

6.	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional informat ion for a full listing of risks associated with the Fund’s investments which include, but are not limited to active trading risk, authorized participant concentration risk, bank loan risk, common stock risk, convertible securities risk, counterparty credit risk, credit risk, credit spread risk, currency risk, cybersecurity risk, derivatives risk, emerging markets risks, ETF structure risks, fixed income risk, fluctuation of net asset value risk, foreign (non-U.S.) investment risk, futures contract risk, gap risk, hedging transactions risk, high yield risk, index risk, investment companies and exchange-traded funds risk, issuer-specific risk, leveraging risk, LIBOR risk, liquidity risk, management risk, market risk, market events risk, MLP risk, mortgage-backed and asset-backed securities risk, odd lot pricing risk, options risk, portfolio turnover risk, prepayment and extension risk, regulatory risk, sector risk, securities lending risk, swap risk, U.S. government securities risk, valuation risk, variable or floating rate securities risk and volatility risk.

Investment Companies and ETFs Risks – When the Fund invests in other investment companies, including closed-end funds and ETFs, it will bear additional expenses based on its pro rata share of other investment company’s or ETF’s operating expenses, including management fees in addition to those paid by the Fund. The risk of owning an investment company or ETF generally reflects the risks of owning the underlying investments held by the investment company or ETF. The Fund will also incur brokerage costs when it purchases and sells closed-end funds or ETFs.

Underlying Fund Risk – The Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the underlying funds in which it invests. There can be no assurance that the Fund’s investments in the underlying funds will achieve their respective investment objectives. The Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2021

Convertible Securities Risk – The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Derivatives Risk – The derivative instruments in which the Fund may invest, including futures, options, credit default swaps, total return swaps, repurchase agreements and other similar instruments, may be more volatile than other instruments. The risks associated with investments in derivatives also include leverage, liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund or an underlying fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

ETF Structure Risks – The Fund is structured as an ETF and as a result is subject to the special risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. Trading in Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount or premium to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares.

-	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

-	The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price.

-	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2021

-	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Fixed Income Risk – Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration, and liquidity risk. In addition, current market conditions may pose heightened risks for fixed income securities. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities or durations will increase or decrease more in response to changes in interest rates than shorter-term securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. currently remain near historic lows. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which has reduced the liquidity and may increase the volatility for such fixed income securities. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. Duration risk arises when holding long duration and long maturity investments, which will magnify certain risks, including interest rate risk and credit risk. Longer-term securities may be more sensitive to interest rate changes. Given the recent, historically low interest rates and the potential for increases in those rates, a heightened risk is posed by rising interest rates to longer-term fixed income securities. Effective duration estimates price changes for relatively small changes in rates. If rates rise significantly, effective duration may tend to understate the drop in a security’s price. If rates drop significantly, effective duration may tend to overstate the rise in a security’s price.

Fluctuation of Net Asset Value Risk – The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Fund’s Sub- Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified Index. Index-based ETFs have generally traded at prices that closely correspond to NAV per share. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

Market Risk – Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the markets, volatility in the securities markets, adverse investor sentiment affect the securities markets and political events affect the securities markets. Securities markets also may experience long periods of decline in value. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2021

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre -existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, business and school closings, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

Mortgage-Backed and Asset-Backed Securities Risk – The risk of investing in mortgage-backed and other asset-backed securities, includes prepayment risk, extension risk, interest rate risk, market risk and management risk. Mortgage-backed securities include caps and floors, inverse floaters, mortgage dollar rolls, private mortgage pass-through securities, resets and stripped mortgage securities. A systemic and persistent increase in the interest rate volatility may also negatively impact a number of the Fund’s mortgage-backed and asset-backed securities holdings. The Fund will invest less than 25% of its net assets in asset-backed securities or mortgage-backed securities that are below-investment grade.

LIBOR Risk – The Fund may invest in securities and other instruments whose interest payments are determined by references to the London Interbank Offered Rate (“LIBOR”). According to various reports, certain financial institutions, commencing as early as 2005 and throughout the global financial crisis, routinely made artificially low submissions in the LIBOR setting process, which have subsequently resulted in investigations and fines. These developments may have adversely affected the interest rates on securities whose interest payments were determined by reference to LIBOR. Any future similar developments could, in turn, reduce the value of such securities owned by the Fund.

The United Kingdom Financial Conduct Authority, which regulates LIBOR, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. As a result, plans are underway to phase out the use of LIBOR by the end of 2021. Alternatives to LIBOR are in development in many major financial markets. For example, the U.S. Federal Reserve has begun publishing a Secured Overnight Financing Rate (SOFR), a broad measure of secured overnight U.S. Treasury repo rates, as a possible replacement for U.S. dollar LIBOR. The unavailability of LIBOR presents risks to the Fund, including the risk that any pricing or adjustments to the Fund’s investments resulting from a substitute or alternate reference rate may adversely affect the Fund’s performance and/or NAV. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, including any negative effects on the Fund’s liquidity and valuation of the Fund’s investments, issuers of instruments in which the Fund invests and financial markets generally.

Volatility Risk – The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2021

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $127,246,791 for the Fund, and differs from market value by net unrealized appreciation (depreciation) which consisted of:

Gross unrealized appreciation:	$1,497,000
Gross unrealized depreciation:	(1,752,066)
Net unrealized depreciation:	$(255,066)

The tax character of Fund distributions paid for the fiscal years ended July 31, 2020 and July 31, 2019 was as follows:

	Fiscal Year Ended	Fiscal Period Ended
	July 31, 2020	July 31, 2019
Ordinary Income	$546,035	$876,942
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$546,035	$876,942

As of July 31, 2020, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$39,416	$—	$—	$(344,334)	$—	$519,712	$214,794

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and perpetual bonds adjustments and mark-to-market of 1256 options and futures contracts.

At July 31, 2020, the Fund had a capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$344,334	$—	$344,334	$—

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain/(loss) on in-kind redemptions resulted in reclassification for the year ended July 31, 2020 as follows:

Paid In	Accumulated
Capital	Earnings (Losses)
$73,861	$(73,861)

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2021

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Anfield Universal Fixed Income ETF
EXPENSE EXAMPLES (Unaudited)
January 31, 2021

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2020 to January 31, 2021 (the ’‘period’’).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	8/1/20	1/31/21	8/1/20-1/31/21*	8/1/20-1/31/21
	$1,000.00	$994.70	$5.00	0.99%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During the Period
(5% return before expenses)	8/1/20	1/31/21	8/1/20-1/31/21*	8/1/20-1/31/21
	$1,000.00	$1,020.19	$5.07	0.99%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Anfield Universal Fixed Income ETF
ADDITIONAL INFORMATION (Unaudited)
January 31, 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended January 31, 2021, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.

Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-866-866-4848.

Adviser
Regents Park Funds, LLC
4041 MacArthur Blvd., Suite 155
Newport Beach, CA 92660

Administrator
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein may be considered an offer of sale or solicitation of an offer to buy shares of the Fund. Such offering is made only by prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

AUE-SAR21

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure Of Securities Lending Activities For Closed-End Management Investment Companies.

Not applicable. Fund is an open-end management investment company.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 4/7/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 4/7/2021

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 4/7/2021